Revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenues	R$ 262,094	R$ 211,659	R$ 123,453
Third Partysoftware [Member]
IfrsStatementLineItems [Line Items]
Revenues	176,714	139,726	86,588
Deductions Third Party Software [Member]
IfrsStatementLineItems [Line Items]
Revenues	(15,952)	(8,421)	(5,373)
Revenue From Third Party Software [Member]
IfrsStatementLineItems [Line Items]
Revenues	160,762	131,305	81,215
A I And Data Analytics Services [Member]
IfrsStatementLineItems [Line Items]
Revenues	49,786	43,392	38,157
Deductions On A I And Data Analytics Services [Member]
IfrsStatementLineItems [Line Items]
Revenues	(3,688)	(2,852)	(2,482)
Revenue From A I And Data Analytics Services [Member]
IfrsStatementLineItems [Line Items]
Revenues	46,098	40,540	35,675
Proprietary Software As Service [Member]
IfrsStatementLineItems [Line Items]
Revenues	58,316	42,536	6,220
Deductions On Proprietary Software As A Service [Member]
IfrsStatementLineItems [Line Items]
Revenues	(3,392)	(2,786)	(374)
Deductions On Proprietary Software As Service [Member]
IfrsStatementLineItems [Line Items]
Revenues	54,924	39,750	5,846
Other Revenues [Member]
IfrsStatementLineItems [Line Items]
Revenues	331	69	803
Deductions On Other Revenues [Member]
IfrsStatementLineItems [Line Items]
Revenues	(22)	(5)	(86)
Others Revenues [Member]
IfrsStatementLineItems [Line Items]
Revenues	R$ 310	R$ 64	R$ 717